Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.000000005 nominal value per share, as represented by American Depositary Shares
Amount Registered | shares	69,361,812,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0001395
Maximum Aggregate Offering Price	$ 9,675,973
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,336.26
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional ordinary shares represented by ADSs of Akari Therapeutics, Plc (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Estimated solely for the purposes of calculating the registration fee under Rule 457(c) under the Securities Act, based on the average of the high and low prices for the Company’s ADSs as quoted on the Nasdaq Capital Market on January 16, 2026, adjusted for ADS to ordinary share ratio. Ordinary shares are represented by ADSs, each of which represents 2,000 ordinary shares of the Company. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-185197). Consists of 69,361,812,000 ordinary shares represented by 34,680,906 ADSs issuable upon exercise of warrants issued in a privately negotiated note cancellation exchange and a registered direct offering and a concurrent private placement, which may be sold by the selling stockholders identified in the registration statement of which this exhibit forms a part. The Company will not receive any proceeds from the sale of its ADSs by the selling stockholders.